NOTES PAYABLE (Details)	1 Months Ended		3 Months Ended
	Oct. 31, 2017 USD ($)	Oct. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 14, 2018 USD ($) Installment Days	Sep. 30, 2018 USD ($)
Debt Instrument [Line Items]
Notes payable repaid	$ 7,891
WebBank [Member]
Debt Instrument [Line Items]
Debt instrument, face value			$ 42,840		$ 59,751
Debt issuance cost			14,971		$ 15,491
Number of installments | Installment					308
Amount paid in installments					$ 194
Number of paid days | Days					432
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Interest rate		8.00%
Maturity date		Jun. 30, 2019
Debt instrument, face value		$ 15,000
Notes Payable, Other Payables [Member] | Investor [Member]
Debt Instrument [Line Items]
Notes payable - stockholders			147,589			$ 147,589
Interest expense			$ 3,243	$ 3,418
Notes Payable, Other Payables [Member] | Investor [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate			8.00%
Notes Payable, Other Payables [Member] | Investor [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate			15.00%
Three Notes Payable [Member]
Debt Instrument [Line Items]
Maturity date			Dec. 31, 2019
Notes payable - stockholders			$ 85,589